Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
(7) FAIR VALUE MEASUREMENTS:
Investments of the Master Trust are reported at fair value with the exception of fully benefit-responsive investment contracts, which are presented at contract value. The Plan’s interest in the Master Trust is reported at estimated fair value based upon the fair values of the underlying investments held within the Master Trust with the exception of fully benefit-responsive investment contracts, which are presented at contract value. The guidance establishes a fair value hierarchy, which requires the Plan and the Master Trust to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The hierarchy places the highest priority on unadjusted quoted market prices in active markets for identical assets or liabilities (Level 1 measurements) and gives the lowest priority to unobservable inputs (Level 3 measurements). The three levels of inputs within the fair value hierarchy are defined as follows:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Plan and the Master Trust have the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect the Plan’s and the Master Trust’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
In some cases, a valuation technique used to measure fair value may include inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.
Transfers between hierarchy measurement levels are recognized by the Plan as of the beginning of the reporting period.
The following descriptions of the valuation methods and assumptions used by the Plan to estimate the fair values of investments apply to investments held as underlying investments of the Master Trust.
Registered Investment Companies: The fair value of the registered investment companies is determined by obtaining a quoted price on a nationally recognized security exchange (Level 1 input).
Common Stocks: Equities are valued using quoted market prices. Securities listed on national and international exchanges are principally valued at the regular trading session closing price on the exchange or market in which these securities are principally traded on the last trading day of each period presented (Level 1 inputs).
Short-Term Investments: Short-term investments mainly consist of money market mutual funds. The fair value of the money market mutual funds is determined by obtaining a quoted price on a nationally recognized security exchange (Level 1 input). Issuances and redemptions of participant units are made on each business day. Participant units are typically purchased and redeemed at a constant net asset value of $1.00 per unit. In the event that a significant disparity develops between the constant net asset value and the fair value-based net asset value of the fund, the Trustee may determine that continued issuance or redemption at a constant $1.00 per unit net asset value would create inequitable results for the fund’s unit holders. In these circumstances, the Trustee, in its sole discretion and acting on behalf of the fund’s unit holders, may direct that units be issued or redeemed at the fair value-based net asset value until such time as the disparity between the fair value-based and the constant net asset value per unit is deemed to be immaterial. The short-term investments are designed to provide safety of principal, daily liquidity, and a competitive yield by investing in government fixed income and money market instruments.
Collective Trusts: The fair values of participation units held in collective trusts are based on their net asset values, as reported by the managers of the collective trusts and as supported by the unit prices of actual purchase and sale transactions occurring as of, or close to, the financial statement date. The fair value of these investments measured at net asset value is excluded from the fair value hierarchy. The investment objectives and underlying investments of the collective trusts vary. The investments provide daily redemptions by the Plan with no advance notice requirements, and have redemption prices that are determined by the fund’s net asset value per unit as of the redemption date.
Assets of the Master Trust that are measured at fair value on a recurring basis as of December 31, 2025 and December 31, 2024 are summarized below (in thousands):

	Investment Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Registered investment companies	$79,980	$—	$—	$79,980
Common stocks	59,302	—	—	59,302
Short-term investments	3,917	—	—	3,917
Total investment assets in the fair value hierarchy	143,199	—	—	143,199
Investments measured at net asset value (a)				3,824,977
Total investment assets at fair value				$3,968,176
(a) In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in Note 6, Master Trust.

	Investment Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Registered investment companies	$86,313	$—	$—	$86,313
Common stocks	85,870	—	—	85,870
Short-term investments	7,198	—	—	7,198
Total investment assets in the fair value hierarchy	179,381	—	—	179,381
Investments measured at net asset value (a)				3,490,832
Total investment assets at fair value				$3,670,213
(a) In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in Note 6, Master Trust.